Related Party Transactions - Schedule of Other Payables - Related Party (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Wei Zhang [Member]
Schedule of Other Payables - Related Party [Line Items]
Relationship	Chairman of the Board and Director of the Company
Nature	Interest-free loan, due on demand
Other payables & related party		$ 198,110
Hui Xu [Member]
Schedule of Other Payables - Related Party [Line Items]
Relationship	General Manager of CACM
Nature	Interest-free loan, due on demand
Other payables & related party	$ 310,000	560,000
Louis Luo [Member]
Schedule of Other Payables - Related Party [Line Items]
Relationship	Director and Chief Executive Officer of the Company
Nature	Interest-free loan, due on demand
Other payables & related party	$ 3,073	3,087
Related Party [Member]
Schedule of Other Payables - Related Party [Line Items]
Other payables & related party	$ 313,073	$ 761,197